Other financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Other Financial Assets And Liabilities
Other financial assets and liabilities

13	Other financial assets and liabilities

On February 21, 2025, Currenc Group Inc. has signed a Securities Loan Agreement with Nogle Ventures Limited (“Nogle”) and Opus Investments Pte. Limited (“Opus”), shareholders of Currenc.Under the agreement, Nogle and Opus agreed to lend out 200,0000 and 1,900,000 Currenc Group Inc.’s share to Currenc, for the purpose of providing financial resources to pursue a planned AI data centre project in Johor, Malaysia. The 2,100,000 loaned shares are being deployed by 500,000 shares for consultancy services and 1,600,000 shares to be sold on market for project funding. The Company will evaluate whether the transfer of 500,000 shares to Ms. Tang constitutes a share-based payment arrangement under ASC 718.

The transaction was accounted for as a secured borrowing under ASC 860-30. The Company does not obtain effective control of the loaned shares and has an obligation to return equivalent shares to Nogle and Opus.

The shares held by the Company are recorded as Other financial assets. The shares obligation owe to Nogle and Opus are recorded under Other financial liabilities. Both assets and liabilities are initially measures at fair value based on the closing market price of the shares at the grant date. The assets and liabilities will be remeasured at fair value at the balance sheet date.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Movement of other financial assets/(liabilities) during the period are as follows:

	Other financial assets	Other financial liabilities
	US$	US$
Balance as at February 21, 2025	3,969,000	(4,167,450)
Selling of shares for settlement of transaction fee	(343,198)	-
Fair value adjustment	(233,947)	220,500
Balance as at December 31, 2025	3,391,855	(3,946,950)

The securities loan agreement has not been extended and expired on February 21, 2026.